INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
In respect of the current year	$ 428	$ 513	$ 181
Withholding taxes	127	48	10
In respect of prior years	(463)	(132)	0
Current tax expense (income) and adjustments for current tax of prior periods	92	429	191
Deferred tax
In respect of the current year	665	(547)	(2)
Deferred tax expense (income)	665	(547)	(2)
Tax expense (income), continuing operations	$ 757	$ (118)	$ 189